HELD FOR SALE	12 Months Ended
Dec. 31, 2020
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
HELD FOR SALE	HELD FOR SALE
Non-current assets and groups of assets and liabilities which comprise disposal groups are presented as assets held for sale where the asset or disposal group is available for immediate sale in its present condition, and the sale is highly probable.

The following is a summary of the assets and liabilities that were classified as held for sale as of December 31, 2020 and December 31, 2019:

(US$ Millions)	Dec. 31, 2020	Dec. 31, 2019
Investment properties	$481	$160
Equity accounted investments	102	223
Accounts receivables and other assets	5	4
Assets held for sale	588	387
Debt obligations	380	138
Accounts payable and other liabilities	16	2
Liabilities associated with assets held for sale	$396	$140

The following table presents the change to the components of the assets held for sale from the beginning of the year:

(US$ Millions)	Dec. 31, 2020	Dec. 31, 2019
Balance, beginning of year	$387	$1,004
Reclassification to/(from) assets held for sale, net	2,381	3,387
Disposals	(2,222)	(4,038)
Fair value adjustments	9	14
Foreign currency translation	20	(5)
Other	13	25
Assets held for sale	$588	$387

At December 31, 2019, assets held for sale included its equity accounted investment in the Diplomat in Florida, an office asset in California and six triple net lease assets in the United States, as the partnership intended to sell controlling interest in these assets to third parties in the next 12 months.

In the first quarter of 2020, the partnership sold an office asset in California and five triple-net lease assets in the U.S within the LP Investments portfolio for net proceeds of approximately $73 million.

In the second quarter of 2020, the partnership sold three triple-net lease assets in the U.S., seven multifamily assets in the U.S., and an office asset in the U.S. for net proceeds of approximately $77 million. Additionally, the Diplomat hotel was reclassified out of assets held for sale into equity accounted investments as the sale is no longer expected to occur in the next 12 months.

In the third quarter of 2020, the partnership sold two triple-net lease assets in the U.S. and an office asset in Brazil for net proceeds of approximately $104 million.

In the fourth quarter of 2020, the partnership sold a Core Office asset in London, a portfolio of self-storage assets in the U.S and four triple-net lease assets in the U.S. for net proceeds of approximately $740 million.
At December 31, 2020, asset held for sale included an office asset in Australia, a multifamily asset in the U.S., two malls in the U.S., a mall in Brazil and four triple net lease assets in the U.S.